CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash	$ 4,656	$ 9,054	$ 368
Accounts receivable, net	10,393	1,369	641
Inventories, net	18,669	2,722	777
Prepaid expenses and other current assets	1,879	111	15
Total current assets	35,597	13,256	1,801
Inventories, net		0	2,078
Property and equipment, net	4,172	771	792
Intangible assets, net	8,236	5,872	11,903
Total assets	48,005	19,899	16,574
Current liabilities
Accounts payable	10,366	1,606	1,196
Accrued expenses	4,183	1,813	252
Accrued interest	132	269	137
Due to related parties	1,633	96	324
Deferred revenue and customer deposits	189	186	149
Convertible notes payable		0	781
Obligation under capital leases	43	58	54
Derivative liabilities	1,373	1,183	1,284
Total current liabilities	17,919	5,211	4,177
Long-term obligation under capital leases, net of current portion	36	49	106
Convertible notes payable	2,000	2,000	2,000
Total liabilities	19,955	7,260	6,283
Commitments and contingencies
Stockholders’ equity
Preferred Stock, Value	0	0	0
Common Stock, Value	0	0	0
Additional paid in capital	229,772	221,960	198,710
Accumulated other comprehensive gain	348	0
Treasury stock, at cost	(22)	(22)	(22)
Accumulated deficit	(202,048)	(209,299)	(188,397)
Total stockholders' equity	28,050	12,639	10,291
Total liabilities and stockholders’ equity	$ 48,005	$ 19,899	$ 16,574